FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin  4/18/08
------------------    --------------------  -------
    (Signature)          (City/State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total:     $ 165,780
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




                                          SADOFF INVESTMENT MANAGEMENT LLC
                                                      FORM 13F
                                                     31-Mar-08

                                                                                                   Voting Authority
                                                         Value     Shares/ Sh/ Put/ Invstmt Other  ----------------
Name of Issuer                 Title of class  CUSIP     (x$1000)  Prn Amt Prn Call Dscretn Mgrs  Sole    Shared None
-----------------------------  --------------- --------- --------  ------- --- ---- ------- ----- ------  ------ ----
BERKSHIRE HATHAWAY INC.        CL A            084670108      267        2 SH       Sole                2
BLACKROCK MUNIYIELD INSURED    COM             09254E103      305   24,546 SH       Sole           24,546
BLACKROCK MUNIYIELD QUALITY FU COM             09254F100      213   16,400 SH       Sole           16,400
BLACKROCK MUNIYIELD QUALITY FU COM             09254G108      110   10,000 SH       Sole           10,000
C.R. BARD INC.                 COM             067383109   15,414  159,901 SH       Sole          159,901
CISCO SYSTEMS INC.             COM             17275R102    7,633  316,850 SH       Sole          316,850
CRANE COMPANY                  COM             224399105    4,500  111,525 SH       Sole          111,525
CSX CORPORATION                COM             126408103   14,552  259,540 SH       Sole          259,540
CUMMINS INC.                   COM             231021106    6,688  142,840 SH       Sole          142,840
EATON VANCE INSURED MUNI       COM             27827X101      715   54,463 SH       Sole           54,463
EXELON CORPORATION             COM             30161N101      663    8,163 SH       Sole            8,163
EXXON MOBIL CORP.              COM             30231G102      733    8,664 SH       Sole            8,664
GENERAL MILLS                  COM             370334104   12,645  211,174 SH       Sole          211,174
IBM                            COM             459200101    7,186   62,410 SH       Sole           62,410
INTEGRYS ENERGY                COM             45822P105      262    5,618 SH       Sole            5,618
JOHNSON & JOHNSON              COM             478160104      256    3,946 SH       Sole            3,946
JUNIPER NETWORKS               COM             48203R104    6,765  270,600 SH       Sole          270,600
KELLOGG CO.                    COM             487836108   14,807  281,708 SH       Sole          281,708
MCCORMICK & CO.                COM NON VTG     579780206    9,846  266,312 SH       Sole          266,312
MICROSOFT                      COM             594918104   10,786  380,052 SH       Sole          380,052
MORGAN STANLEY INSURED MUNI    INSD MUN TR     61745P866      958   74,350 SH       Sole           74,350
MS INSURED MUNI INCOME         INSD MUN INCM   61745P791      851   64,200 SH       Sole           64,200
MS QUALITY MUNI INCOME         QUALT MUN INCM  61745P734      606   49,450 SH       Sole           49,450
NORFOLK SOUTHERN               COM             655844108    1,176   21,650 SH       Sole           21,650
NUVEEN INSD DIVID ADVANTAGE MU COM             67071L106    1,011   76,000 SH       Sole           76,000
NUVEEN INSURED MUNI OPPORTUNIT COM             670984103    1,026   76,996 SH       Sole           76,996
NUVEEN INSURED PREMIUM MUNI    COM             6706D8104    1,181  101,109 SH       Sole          101,109
NUVEEN INSURED QUALITY MUNI    COM             67062N103      613   46,150 SH       Sole           46,150
ORACLE CORP.                   COM             68389X105    6,189  316,400 SH       Sole          316,400
PEPSICO                        COM             713448108      287    3,977 SH       Sole            3,977
PROCTER & GAMBLE               COM             742718109      240    3,430 SH       Sole            3,430
PROGRESS ENERGY                COM             743263105      683   16,389 SH       Sole           16,389
SMUCKERS JM                    COM NEW         832696405    3,551   70,172 SH       Sole           70,172
SOUTHERN CO.                   COM             842587107      499   14,021 SH       Sole           14,021
ST JUDE MEDICAL                COM             790849103   10,077  233,315 SH       Sole          233,315
TOYOTA MOTOR                   SP ADR REP2COM  892331307      202    2,000 SH       Sole            2,000
VARIAN MEDICAL                 COM             92220P105    5,451  116,380 SH       Sole          116,380
VERISIGN INC.                  COM             92343E102   10,992  330,700 SH       Sole          330,700
WISCONSIN ENERGY               COM             976657106      583   13,242 SH       Sole           13,242
WRIGLEY WM JR CO.              COM             982526105    5,258   83,677 SH       Sole           83,677
REPORT SUMMARY                  40                        165,780